UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2014

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 25.7%
Major Banks - 17.7%
Bank of Montreal/Chicago Branch, 0.07%, due 12/02/14	$43,351,000	$43,351,000
Bank of Montreal/Chicago Branch, 0.18%, due 12/05/14	17,097,000	17,097,000
Bank of Montreal/Chicago Branch, 0.12%, due 1/02/15	64,330,000	64,330,000
Bank of Montreal/Chicago Branch, 0.17%, due 2/03/15	104,490,000	104,490,000
Bank of Nova Scotia/Houston Branch, 0.17%, due 1/02/15	75,000,000	75,000,000
Bank of Nova Scotia/Houston Branch, 0.17%, due 1/05/15	44,740,000	44,740,000
Bank of Nova Scotia/Houston Branch, 0.2%, due 1/26/15	96,990,000	96,990,000
Canadian Imperial Bank of Commerce/New York Branch, 0.1%, due 1/13/15	85,350,000	85,350,000
Canadian Imperial Bank of Commerce/New York Branch, 0.1%, due 1/20/15	34,100,000	34,100,000
Canadian Imperial Bank of Commerce/New York Branch, 0.1%, due 1/20/15	9,547,000	9,547,000
Chase Bank USA N.A., 0.25%, due 7/30/15	55,220,000	55,220,000
Royal Bank of Canada, 0.05%, due 1/16/15	40,000,000	40,000,000
Toronto Dominion Holdings (USA), Inc., 0.095%, due 12/19/14	56,000,000	56,000,000
Toronto Dominion Holdings (USA), Inc., 0.145%, due 1/15/15	55,890,000	55,890,000
Toronto Dominion Holdings (USA), Inc., 0.105%, due 1/20/15	23,835,000	23,835,000
Toronto Dominion Holdings (USA), Inc., 0.115%, due 1/20/15	47,830,000	47,830,000
Wells Fargo & Co., 0.21%, due 12/03/14	95,178,000	95,178,000

		$948,948,000
Other Banks & Diversified Financials - 8.0%
Branch Banking & Trust Co., 0.11%, due 2/02/15	$177,360,000	$177,360,000
Branch Banking & Trust Co., 0.11%, due 2/04/15	43,190,000	43,190,000
Mizuho Corporate Bank (USA)/Chicago Branch, 0.22%, due 1/21/15	107,000,000	107,000,000
Mizuho Corporate Bank (USA)/New York Branch, 0.2%, due 2/09/15	50,000,000	50,000,000
Mizuho Corporate Bank (USA)/New York Branch, 0.2%, due 2/18/15	50,000,000	50,000,000

		$427,550,000
Total Certificates of Deposit, at Cost and Value		$1,376,498,000

Commercial Paper (y) - 40.1%
Automotive - 6.6%
American Honda Finance Corp., 0.12%, due 1/07/15	$50,000,000	$49,993,833
American Honda Finance Corp., 0.11%, due 1/08/15	28,850,000	28,846,650
American Honda Finance Corp., 0.11%, due 1/12/15	29,000,000	28,996,278
American Honda Finance Corp., 0.13%, due 2/10/15	35,000,000	34,991,026
Toyota Motor Credit Corp., 0.12%, due 1/09/15	52,800,000	52,793,136
Toyota Motor Credit Corp., 0.11%, due 1/13/15	123,024,000	123,007,836
Toyota Motor Credit Corp., 0.12%, due 1/20/15	31,970,000	31,964,672

		$350,593,431
Computer Software - Systems - 0.2%
International Business Machines Corp., 0%, due 12/05/14 (t)	$12,220,000	$12,219,864

Conglomerates - 1.9%
Siemens Capital Corp., 0.09%, due 12/08/14 (t)	$100,000,000	$99,998,250

Consumer Products - 4.7%
Colgate-Palmolive Co., 0.08%, due 12/02/14 (t)	$35,138,000	$35,137,922
Colgate-Palmolive Co., 0.08%, due 12/03/14 (t)	18,400,000	18,399,918
Kimberly Clark Worldwide, Inc, 0.08%, due 12/05/14 (t)	50,895,000	50,894,548
Procter & Gamble Co., 0.08%, due 1/23/15 (t)	25,000,000	24,997,056
Procter & Gamble Co., 0.08%, due 1/28/15 (t)	120,181,000	120,165,510

		$249,594,954

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Electronics - 1.5%
Emerson Electric Co., 0.11%, due 12/18/14 (t)	$45,050,000	$45,047,660
Emerson Electric Co., 0.1%, due 12/19/14 (t)	35,000,000	34,998,250

		$80,045,910
Financial Institutions - 2.6%
General Electric Capital Corp., 0.09%, due 1/20/15	$47,422,000	$47,416,072
General Electric Capital Corp., 0.15%, due 3/20/15	91,219,000	91,177,571

		$138,593,643
Food & Beverages - 8.8%
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 12/15/14 (t)	$23,449,000	$23,447,997
Anheuser-Busch InBev Worldwide, Inc., 0.1%, due 1/06/15 (t)	14,785,000	14,783,522
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 1/22/15 (t)	15,776,000	15,773,493
Anheuser-Busch InBev Worldwide, Inc., 0.12%, due 1/26/15 (t)	6,032,000	6,030,874
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 1/27/15 (t)	52,538,000	52,528,850
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 2/09/15 (t)	16,169,000	16,165,542
Anheuser-Busch InBev Worldwide, Inc., 0.12%, due 2/19/15 (t)	70,800,000	70,781,120
Coca-Cola Co, 0.1%, due 1/14/15 (t)	15,900,000	15,898,057
Coca-Cola Co, 0.09%, due 1/26/15 (t)	23,160,000	23,156,758
Coca-Cola Co, 0.12%, due 2/06/15 (t)	19,580,000	19,575,627
Coca-Cola Co, 0.18%, due 3/24/15 (t)	59,500,000	59,466,382
Pepsico, Inc., 0.08%, due 12/08/14 (t)	61,013,000	61,012,051
Pepsico, Inc., 0.08%, due 12/11/14 (t)	92,500,000	92,497,944

		$471,118,217
Major Banks - 5.3%
ANZ National (International) Ltd., 0.18%, due 2/17/15 (t)	$22,500,000	$22,491,225
ANZ National (International) Ltd., 0.16%, due 3/02/15 (t)	90,000,000	89,963,600
Royal Bank of Canada, 0.06%, due 1/23/15	43,077,000	43,073,195
Toronto Dominion Holdings (USA), Inc., 0.06%, due 12/03/14 (t)	45,000,000	44,999,850
Wells Fargo & Co., 0.21%, due 12/04/14	46,941,000	46,940,179
Wells Fargo & Co., 0.14%, due 12/17/14	11,040,000	11,039,313
Wells Fargo & Co., 0.22%, due 2/17/15	26,815,000	26,802,218

		$285,309,580
Oils - 4.3%
Exxon Mobil Corp, 0.08%, due 1/02/15	$100,000,000	$99,992,889
Exxon Mobil Corp, 0.07%, due 1/09/15	80,010,000	80,003,933
Exxon Mobil Corp., 0.08%, due 1/14/15	49,000,000	48,995,209

		$228,992,031
Pharmaceuticals - 3.0%
Novartis Finance Corp., 0.07%, due 12/01/14 (t)	$70,000,000	$70,000,000
Novartis Finance Corp., 0.08%, due 12/01/14 (t)	6,600,000	6,600,000
Novartis Finance Corp., 0.07%, due 12/02/14 (t)	35,000,000	34,999,932
Novartis Finance Corp., 0.07%, due 12/03/14 (t)	24,970,000	24,969,903
Novartis Finance Corp., 0.07%, due 12/04/14 (t)	16,146,000	16,145,906
Novartis Finance Corp., 0.07%, due 12/05/14 (t)	10,000,000	9,999,922

		$162,715,663
Retailers - 1.2%
Wal-Mart Stores, Inc., 0.07%, due 12/01/14 (t)	$31,691,000	$31,691,000
Wal-Mart Stores, Inc., 0.06%, due 12/02/14 (t)	32,335,000	32,334,946

		$64,025,946
Total Commercial Paper, at Amortized Cost and Value		$2,143,207,489

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 33.2%
Fannie Mae, 0.05%, due 1/12/15	$22,980,000	$22,978,659
Federal Home Loan Bank, 0.055%, due 12/02/14	76,933,000	76,932,882
Federal Home Loan Bank, 0.055%, due 12/17/14	4,577,000	4,576,888
Federal Home Loan Bank, 0.03%, due 1/02/15	65,200,000	65,198,261
Federal Home Loan Bank, 0.06%, due 1/07/15	30,883,000	30,881,096
Federal Home Loan Bank, 0.065%, due 1/14/15	81,476,000	81,469,527
Federal Home Loan Bank, 0.05%, due 1/15/15	11,960,000	11,959,253
Federal Home Loan Bank, 0.05%, due 1/16/15	50,000,000	49,996,806
Federal Home Loan Bank, 0.065%, due 1/23/15	23,900,000	23,897,713
Federal Home Loan Bank, 0.055%, due 1/28/15	50,000,000	49,995,569
Federal Home Loan Bank, 0.065%, due 1/30/15	20,000,000	19,997,833
Federal Home Loan Bank, 0.075%, due 2/04/15	2,275,000	2,274,692
Federal Home Loan Bank, 0.08%, due 2/06/15	3,525,000	3,524,475
U.S. Treasury Bill, 0.035%, due 12/04/14	102,000,000	101,999,703
U.S. Treasury Bill, 0.013%, due 12/11/14	152,740,000	152,739,470
U.S. Treasury Bill, 0.045%, due 12/11/14	50,000,000	49,999,375
U.S. Treasury Bill, 0.055%, due 12/18/14	50,000,000	49,998,701
U.S. Treasury Bill, 0.01%, due 1/02/15	50,000,000	49,999,556
U.S. Treasury Bill, 0.035%, due 1/02/15	50,000,000	49,998,444
U.S. Treasury Bill, 0.003%, due 1/08/15	55,000,000	54,999,855
U.S. Treasury Bill, 0.01%, due 1/08/15	100,000,000	99,998,944
U.S. Treasury Bill, 0.11%, due 1/08/15	50,000,000	49,994,194
U.S. Treasury Bill, 0.01%, due 1/15/15	50,000,000	49,999,375
U.S. Treasury Bill, 0.01%, due 1/22/15	25,000,000	24,999,639
U.S. Treasury Bill, 0.02%, due 2/05/15	20,000,000	19,999,267
U.S. Treasury Bill, 0.021%, due 2/05/15	72,010,000	72,007,228
U.S. Treasury Bill, 0.04%, due 2/05/15	50,000,000	49,996,333
U.S. Treasury Bill, 0.03%, due 2/12/15	135,000,000	134,991,788
U.S. Treasury Bill, 0.02%, due 2/26/15	116,250,000	116,244,381
U.S. Treasury Bill, 0.045%, due 4/02/15	65,000,000	64,990,087
U.S. Treasury Bill, 0.053%, due 5/07/15	106,204,000	106,179,684
U.S. Treasury Bill, 0.108%, due 7/23/15	35,500,000	35,475,079
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$1,778,294,757

Repurchase Agreements - 1.0%
Merrill Lynch Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.07% dated 11/28/14, due 12/01/14, total to be received $52,556,302 (secured by U.S. Treasury obligations valued at $53,607,121 in an individually traded account), at Cost and Value	$52,556,000	$52,556,000
Total Investments, at Amortized Cost and Value		$5,350,556,246

Other Assets, Less Liabilities - (0.0)%		(139,789)
Net Assets - 100.0%		$5,350,416,457

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $5,350,556,246.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund may be valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$5,350,556,246	$—	$5,350,556,246

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2015

*	Print name and title of each signing officer under his or her signature.